Shareholders’ Equity - Schedule of Restricted Stock Grants (Details) - Restricted Stock [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Restricted Stock Grants [Line Items]
Shares, Unvested Beginning	340	340
Weighted Average Grant Date Fair Value Per Share, Unvested Beginning	$ 29	$ 169
Aggregate Intrinsic Value, Unvested Beginning
Shares, Forfeited
Weighted Average Grant Date Fair Value Per Share, Forfeited
Aggregate Intrinsic Value, Forfeited
Shares, Granted	50	580
Weighted Average Grant Date Fair Value Per Share, Granted	$ 58	$ 36
Aggregate Intrinsic Value, Granted
Shares, Vested	(290)	(580)
Weighted Average Grant Date Fair Value Per Share, Vested	$ 31.28	$ 118
Aggregate Intrinsic Value, Vested
Shares, Unvested Ending	100	340
Weighted Average Grant Date Fair Value Per Share, Unvested Ending	$ 36.37	$ 29
Aggregate Intrinsic Value, Unvested Ending